Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
Financial Assets And Financial Liabilities
Financial assets and financial liabilities

13	Financial assets and financial liabilities

13.1	Financial assets

Financial assets	2022	2021
At amortized cost
Trade receivables	495,399	405,793
Total	495,399	405,793
Current	452,831	378,351
Non-current	42,568	27,442

Financial instruments at amortized cost include trade receivables.

13.2	Financial liabilities

Financial liabilities	2022	2021
At amortized cost
Trade payables	71,482	59,098
Loans and financing	1,882,901	1,374,876
Lease liabilities	769,525	714,085
Accounts payable to selling shareholders	528,678	679,826
Notes payable	62,176	72,726
Advances from customers	133,050	114,585
Total	3,447,812	3,015,196
Current	706,080	581,685
Non-current	2,741,732	2,433,511

13.2.1	Loans and financing

Financial institution	Currency	Interest rate	Maturity	2022	2021

Banco Itaú Unibanco S.A.(a)	Brazilian real	CDI + 1.90% p.y.	2025	518,134	510,972
FINEP (b)	Brazilian real	TJLP p.y.	2027	8,418	10,145
Banco Itaú Unibanco S.A. (c)	Brazilian real	CDI + 1.75% p.y.	2024	32,252	31,199
Softbank (d)	Brazilian real	6.5% p.y.	2026	824,258	822,560
Debentures (e)	Brazilian real	CDI + 1.80 p.y.	2028	499,839	-
				1,882,901	1,374,876
Current				145,202	128,720
Non-current				1,737,699	1,246,156

(a)	On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023. This agreement has financial covenants and the Company should not reduce its EBITDA by 50% or more year over year. As of December 31, 2022, the Company is compliant with all obligations set forth in this agreement.

On September 28, 2022 Afya signed an amendment with Banco Itau Unibanco S.A in order to extend its debt profile, postponing the original repayments dates from 2022 and 2023 to 2023, 2024 and 2025. Due to such extension, the spread over CDI rate increased from 1.62% p.y to 1.90% p.y.

(b)	On July 23, 2019, Medcel entered into a loan of R$ 16,153 with Financiadora de Estudos e Projetos (“FINEP”), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The total balance is guaranteed by a bank financial guarantee.

(c)	On October 28, 2020, UNIFIPmoc entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 30,000. On June 30, 2021 this agreement was amended and is now adjusted by the CDI rate plus an interest rate of 1.75% per year and is repayable in three installments in July 2023, January 2024 and July 2024. There is no financial covenant related to this agreement.

(d)	On April 26, 2021, the Company issued and sold 150,000 shares of perpetual convertible preferred shares designated as Series A perpetual convertible preferred shares, with a par value of U.S.$0.00005 per share of the Company for US$150,000 thousands, equivalent to R$ 821,805 on the issuance date. The Series A perpetual convertible preferred shares is a class of equity security that ranks senior to the common shares with respect to dividend rights or rights upon liquidation.

Each Series A perpetual convertible preferred share is entitled to a cash dividend of 6.5% per annum and is convertible, at the holder’s discretion, into the Company’s Class A common shares at an initial conversion price of US$25.35. The Company may require the conversion of any or all of the Series A perpetual convertible preferred shares at any time on or after the three-year anniversary of the original issuance date if certain conditions set forth in the certificate of designation are met (if for 20 out of 30 consecutive trading days prior, Afya’s stock price is equal or above 150% of the conversion rate). The Company may also redeem any or all of the Series A perpetual convertible preferred shares for cash, shares of its common shares or a combination thereof at its election, at any time on or after the seven-year anniversary of the original issuance date as determined in the certificate of designation. On or after the five-year anniversary of the original issuance date, the holders of the Series A convertible perpetual preferred shares shall have the right to redeem all of the outstanding Series A convertible perpetual preferred shares for cash, the Company’s common shares or a combination thereof (at the Company’s election, subject to certain conditions) to be determined in the certificate of designation. Upon the occurrence of a change of control, the holders will have the right to redeem their Series A convertible perpetual preferred shares for cash at a price set forth in the certificate of designation.

The Series A convertible perpetual preferred shares will be entitled with the same voting rights of the common shares only when converted into it.

The Company determined that the Series A perpetual convertible preferred shares should be classified as financial liability at amortized cost upon their issuance since is redeemable primarily according to the decision of the holder and there is a contractual obligation to deliver assets (cash, shares of its common shares or a combination thereof) that could not be avoided by the Company in an event of redemption. The financial liability is denominated in Brazilian Reais and thus not subject to foreign exchange changes.

In addition, as the entire instrument is classified as a liability, the embedded put option to redeem the Series A perpetual convertible preferred shares for cash is an embedded derivative. The embedded derivative will not be treated separately once the exercise price of the option is closely related to the host contract.

The initial transaction costs that are directly attributable to the issuance of Series A perpetual convertible preferred shares were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$13,030, including legal counsels and advisors.

(e) On December 16, 2022, Afya announced the closing of the issuance, through its wholly-owned subsidiary Afya Brazil, of 500,000 simple, non-convertible, unsecured debentures in a single series, each with a par value of R$1, totaling an aggregate amount of R$500.000, by means of a public distribution with restricted placement efforts in the Brazilian market, under the terms of the Brazilian Securities and Exchange Commission (“CVM”) Rule No. 476. Afya expects to use the proceeds of the Offering for general corporate purposes, strengthening its cash position, and extending its debt maturity profile. The Debentures were issued with a maturity date of January 15, 2028, with the principal to be amortized in two equal installments payable on January 15, 2027 and January 15, 2028, corresponding to the fourth and fifth years of the transaction, respectively. The Debentures bear interest at 100% of the CDI rate (the average of interbank overnight rates in Brazil, based on 252 business days) plus 1.80% per year, payable semi-annually on January 15 and July 15 of each year, until the Maturity Date.

This transaction is subject to certain obligations including financial covenants. According to this offering, Afya shall maintain net debt (excluding Softbank transaction and lease liabilities) to adjusted EBITDA ratio below or equal to 3.0 x, at the end of each fiscal year, until maturity date. Adjusted EBITDA considers net income plus (i) income taxes expenses, (ii) net financial result (excluding interest expenses on lease liabilities), (iii) depreciation and amortization expenses (excluding right-of-use depreciation expenses), (iv) share-based compensation expenses, (v) share of income of associate, (vi) interest received and (vii) non-recurring expenses. As of December 31, 2022, the Company is compliant with all obligations set forth in the deed of issuance.

The transaction costs that are directly attributable to the issuance of debentures were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$3,115, including legal counsels and advisors.

13.2.2	Leases

The Company has lease contracts for properties. The lease contracts generally have maturities in the lease terms between 5 and 30 years. There are no sublease or variable payments in-substance lease agreements in the period.

The carrying amounts of right-of-use assets and lease liabilities as of December 31, 2022 and December 31, 2021 and the movements during the years are described below:

	Right-of-use assets	Lease liabilities
As of January 1, 2021	419,074	447,703
Additions	62,689	62,689
Remeasurement	95,962	95,962
Business combinations	139,514	139,514
Depreciation expense	(43,237)	-
Interest expense	-	67,212
Payments of lease liabilities	-	(87,751)
Write-off	(10,316)	(11,244)
As of December 31, 2021	663,686	714,085

Additions	42,250	42,250
Remeasurement	58,623	58,623
Depreciation expense	(54,684)	-
Interest expense	-	88,571
Payments of lease liabilities	-	(113,512)
Write-off (a)	(19,802)	(20,492)
As of December 31, 2022	690,073	769,525

As of December 31, 2021
Current	-	24,955
Non-current	663,686	689,130
As of December 31, 2022
Current	-	32,459
Non-current	690,073	737,066

(a)	Refers to anticipated termination of real estate leasing contracts.

The Company recognized lease expense from short-term leases and low-value assets of R$12,153 for the year ended December 31, 2022 (R$11,229 and R$2,555 for the years ended December 31, 2021 and 2020, respectively).

13.2.3	Accounts payable to selling shareholders

	2022	2021

Acquisition of FASA (a)	-	41,581
Acquisition of IPEMED (b)	22,654	30,233
Acquisition of UniRedentor (c)	72,064	85,506
Acquisition of UniSãoLucas (d)	37,301	42,672
Acquisition of FCMPB (e)	111,755	149,175
Acquisition of Medicinae (f)	-	3,887
Acquisition of Medical Harbour (g)	4,053	6,801
Acquisition of Cliquefarma (h)	-	3,050
Acquisition of Shosp (i)	2,206	2,141
Acquisition of Unigranrio (j)	216,716	249,979
Acquisition of RXPRO (k)	1,781	10,245
Acquisition of Guaranhuns (l)	30,653	54,556
Acquisition of Além da Medicina (m)	11,996	-
Acquisition of CardioPapers (n)	7,979	-
Acquisition of Glic (o)	9,520	-
	528,678	679,826
Current	261,711	239,849
Non-current	266,967	439,977

	2022	2021	2020

Opening balance	679,826	518,240	300,237
Cash flows (i)	(261,188)	(192,681)	(134,518)
Acquisition of licenses (ii)	24,408	54,000	-
Interest	68,064	31,915	13,884
Reversals (iii)	(10,353)	-	-
Consideration to be transferred on business combinations	-	243,816	343,140
Consideration to be transferred on business combinations (Earn-outs)	27,921	24,536	-
Compensation of legal proceedings disbursement	-	-	(4,503)
Closing balance	528,678	679,826	518,240

(i)	R$30,174 were paid as license addition regarding Garanhuns acquisition On March 18, 2022, Afya announced that MEC authorized the increase of 28 seats of Centro Universitário São Lucas, in Ji-Parana located in the state of Rondônia. The earn-out related to the seats approval is R$800 per seat, adjusted by the CDI rate from the closing until the payment date, of which 50% was paid in April 2022 and the remaining amount is payable in cash in two equal installments through 2024.
(ii)	R$8,637 and R$1,716 of contingent consideration from the acquisition of RXPRO and Medicinae, respectively, was reduced, in connection with management’s view of remote likelihood of achieving goals stablished at the terms of the earn-out.

(a)	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 was paid in April 2020, R$ 29,770 was paid in April, 2021, and R$ 29,770 was payable in April 2022; each installment adjusted by the IPCA rate + 4.1% per year.

(b)	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.

(c)	On January 31, 2020, Afya Brazil acquired 100% of UniRedentor and R$100,000 is payable in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount was deducted from the first installment paid in February 2021.

(d)	On May 5, 2020, Afya Brazil acquired 100% of UniSL and R$ 60,456 is payable in three equal installments through May 2023, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount was deducted from the first installment paid on May 5, 2021.

(e)	On November 9, 2020, Afya Brazil acquired 100% of FCMPB and R$ 188,894 is payable in four installments through November 2024, adjusted by the CDI rate.

(f)	On March 25, 2021, Afya Brazil acquired 100% of Medicinae and an earn-out (“contingent consideration”) of up of R$ 4,400 was payable in connection with product development goals for 2021 and revenue achievements for 2022. The remaining contingent consideration was reduced by R$1,716 because the goals for 2022 were not achieved.

(g)	On April 8, 2021, Afya Brazil acquired 100% of Medical Harbour and an earn-out (“contingent consideration”) of R$ 9,000 is payable in relation to product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$4,053 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(h)	On April 16, 2021, Afya Brazil acquired 100% of Cliquefarma and an earn-out (“contingent consideration”) of R$ 3,000, adjusted by the CDI rate, is payable in relation to product development. The contingent consideration was paid on May 2022.

(i)	On May 13, 2021, Afya Brazil acquired 100% of Shosp and R$ 454 will be paid, and an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$ 2,206 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(j)	On August 4, 2021, Afya Brazil acquired 100% of Unigranrio. The adjusted aggregate purchase price is R$ 618,956 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate.

(k)	On October 01, 2021, Afya Brazil acquired 100% of RXPRO and an earn-out (“contingent consideration”) of up to R$ 21,000 is payable in relation to revenue achievements until 2024. The contingent consideration of R$1,781 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(l)	On November 05, 2021, Afya Brazil concluded the acquisition of 100% of ITPAC Garanhuns and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.

(m)	On March 4, 2022, Afya Brazil acquired 100% of Além da Medicina and an earn-out of up to R$19,200 is payable in connection with revenue target achievements and product development goals for 2023 and 2024. The contingent consideration of R$11,074 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date. The purchase consideration was adjusted by R$763 in favor of the selling shareholders.

(n)	On April 5, 2022, Afya Brazil acquired 100% of CardioPapers and an earn-out of up to R$15,000 is payable in connection with revenue target achievements and other goals regarding credentials in the market for 2023 and 2024. The contingent consideration of R$7,422 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date. The purchase consideration was adjusted by R$333 in favor of Afya.

(o)	On March 23, 2022, Afya Brazil acquired 100% of Glic and an earn-out of up to R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$8,995 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

13.2.4	Notes payable

With the acquisition of UniSL, Afya Brazil assumed notes payable regarding the previous acquisition of a portion of the operations of Universidade Luterana do Brasil (ULBRA) by UniSL in auction by the end of 2018. Two of the UniSL campuses, located in the cities of Ji-Paraná and Porto Velho in the State of Rondônia, were acquired in such transaction. As of December 31, 2022, the notes payable of R$62,176 has a final maturity in 2023 and is adjusted by 100% of IPCA-E.

Set out below are the carrying amount of notes payable and the movements during the years ended December 31, 2022 and 2021:

Notes payable
As of January 1, 2021	76,181
Payments (*)	(11,068)
Monetary indexation	7,613
As of December 31, 2021	72,726

Payments (*)	(15,008)
Monetary indexation	4,458
As of December 31, 2022	62,176

As of December 31, 2021
Current liabilities	14,478
Non-current liabilities	58,248

As of December 31, 2022
Current liabilities	62,176
Non-current liabilities	-

(*)	The amounts have been included on the investing activities of the cash flow statement.

13.3	Fair values

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2022		2021

	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Trade receivables (non-current)	42,568	42,568	27,442	27,442
Total	42,568	42,568	27,442	27,442

Financial liabilities
Loans and financing	1,882,901	1,934,295	1,374,876	1,387,136
Lease liabilities	769,525	769,525	714,085	714,085
Accounts payable to selling shareholders	528,678	528,678	679,826	679,826
Notes payable	62,176	62,176	72,726	72,726
Total	3,243,280	3,294,674	2,841,513	2,853,773

The Company assessed that the fair values of current trade receivables and other current assets, trade payables, advances from customers and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The fair value of interest-bearing borrowings and loans are determined by using the DCF method using discount rate that reflects the issuer’s borrowing rate as of the end of the reporting period. The own non-performance risk at December 31, 2022 was assessed to be insignificant.

13.4	Financial instruments risk management objectives and policies

The Company’s principal financial liabilities comprise loans and financing, lease liabilities, accounts payable to selling shareholders, notes payable, trade payables and advances from customers. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s principal financial assets include trade receivables and cash and cash equivalents.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and liquidity risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees with policies for managing each of these risks, which are summarized below.

13.4.1	Financial instruments risk management objectives and policies

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate risk and foreign currency risk.

The sensitivity analysis in the following sections relate to the position as of December 31, 2022.

(i) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash equivalents, loans and financing, accounts payable to selling shareholders and notes payable, with floating interest rates.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on cash equivalents, loans and financing and accounts payable to selling shareholders and notes payable. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rates, as follows:

	2022	Index – % per year	Base rate

Cash equivalents	1,011,126	99.21% of CDI	136,928
Debentures	(499,839)	CDI + 1.80%	(77,225)
Loans and financing	(518,134)	CDI + 1.90%	(80,570)
Loans and financing	(32,252)	CDI + 1.75%	(4,966)
Loans and financing	(8,418)	TJLP	(620)
Accounts payable to selling shareholders	(491,143)	CDI	(67,041)
Notes payable	(62,176)	IPCA	(3,600)
Net exposure			(97,094)

		Increase in basis points
		+75	+150
Effect on profit before tax		(4,504)	(9,010)

	2021	Index – % per year	Base rate

Cash equivalents	636,847	100.38% CDI	5,844
Loans and financing	(510,972)	CDI + 1,62%	(55,032)
Loans and financing	(31,199)	CDI + 1,75%	(3,401)
Loans and financing	(10,145)	TJLP	(617)
Accounts payable to selling shareholders	(612,121)	CDI	(56,009)
Accounts payable to selling shareholders	(41,581)	IPCA + 4,1%	(1,708)
Notes payable	(72,726)	IPCA	(531)

Net exposure			(111,454)

		Increase in basis points
		+75	+150
Effect on profit before tax		(4,814)	(9,628)

(ii) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates to cash and cash equivalents denominated in U.S. dollars in the amount of R$24,447 as of December 31, 2022 (December 31, 2021: R$23,228).

Foreign currency sensitivity

The following table demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the U.S. dollar exchange rate (R$5.2171 to U.S. dollar 1.00) as of December 31, 2022, with all other variables held constant.

	Exposure	+10%	-10%
As of December 31, 2022
Cash equivalents	24,447	2,445	(2,445)

13.4.2	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including cash and cash equivalents.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 7for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The Company’s maximum exposure to credit risk for the components of the statements of financial position on December 31, 2022 and December 31, 2021 is the carrying amounts of its financial assets.

13.4.3	Liquidity risk

The Company’s Management has responsibility for monitor liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations, loans and financing and accounts payable to selling shareholders.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	71,482	-	-	-	71,482
Loans and financing	287,741	788,190	1,237,599	-	2,313,530
Lease liabilities	117,506	234,688	219,127	1,139,771	1,711,092
Accounts payable to selling shareholders	282,481	339,281	-	-	621,762
Notes payable	62,176	-	-	-	62,176
Advances from customers	133,050	-	-	-	133,050
	954,436	1,362,159	1,456,726	1,139,771	4,913,092

As of December 31, 2021	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	59,098	-	-	-	59,098
Loans and financing	217,903	585,686	948,503	1,212	1,753,304
Lease liabilities	103,003	211,894	204,744	1,108,555	1,628,196
Accounts payable to selling shareholders	246,059	445,066	88,989	-	780,114
Notes payable	15,644	74,306	-	-	89,950
Advances from customers	114,585	-	-	-	114,585
	756,292	1,316,952	1,242,236	1,109,767	4,425,247

13.5	Changes in liabilities arising from financing activities

	January 1, 2022	Payments	Additions	Interest	Business combinations	Other	December 31, 2022

Loans and financing	1,374,876	(118,378)	496,885	127,559	-	1,959	1,882,901
Lease liabilities	714,085	(113,512)	100,873	88,571	-	(20,492)	769,525
Dividends payable	-	(19,736)	19,736	-	-	-	-
Total	2,088,961	(251,626)	617,494	216,130	-	(18,533)	2,652,426

	January 1, 2021	Payments	Additions *	Interest	Business combinations	Other	December 31, 2021
Loans and financing	617,485	(158,076)	809,539	68,909	36,591	428	1,374,876
Lease liabilities	447,703	(87,751)	158,651	67,212	139,514	(11,244)	714,085
Dividends payable	-	(18,648)	18,648	-	-	-	-
Total	1,065,188	(264,475)	986,838	136,121	176,105	(10,816)	2,088,961

*	The additions of loans and financing include proceeds from the SoftBank transaction of R$822,569, net of the transaction costs of R$13,030.

	January 1, 2020	Payments	Additions	Interest	Foreign exchange movement	Business combinations	Other	December 31, 2020
Loans and financing	60,357	(155,090)	605,041	10,031	21,279	75,815	52	617,485
Lease liabilities	284,515	(55,455)	98,904	44,458	-	76,855	(1,574)	447,703
Dividends payable	-	(12,984)	12,984	-	-	-	-	-
Total	344,872	(223,529)	716,929	54,489	21,279	152,670	(1,522)	1,065,188